Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Disclosure Of Intangible Assets [Line Items]
Cash flow projection period	5 years
Perpetual growth rate	5.00%	3.00%
Discount rate	25.00%	25.00%
Risk-free interest rate	1.50%	1.50%
Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cash flow projection period	5 years
Discount rate	25.00%	25.00%
Risk-free interest rate	1.50%	1.50%
Selling, Marketing and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	$ 2,652	$ 2,224	$ 1,911
Research and Development Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	$ 175	$ 163	$ 583